Financial Information for Subsidiary Guarantor and Subsidiary Non - Guarantor - Supplemental Condensed Consolidating Statements of Comprehensive Income (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	$ (5,605)	$ (3,650)	$ 11,176
Reclassification of a cash flow hedge into earnings, tax	1,349	2,626	(3,180)
Unrealized gain on cash flow hedges, tax	(2,444)	(4,434)	(4,450)
Other comprehensive income (loss), tax	(6,700)	(5,458)	3,546
Eliminations and Consolidating Entries [Member]
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	(5,605)	(3,650)	11,176
Reclassification of a cash flow hedge into earnings, tax	1,349
Unrealized gain on cash flow hedges, tax	(2,444)
Other comprehensive income (loss), tax	(6,700)	(5,458)	3,546
Parent / Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	(5,605)	(3,650)	11,176
Reclassification of a cash flow hedge into earnings, tax	1,349	2,626	(3,180)
Unrealized gain on cash flow hedges, tax	(2,444)	(4,434)	(4,450)
Other comprehensive income (loss), tax	(6,700)	(5,458)	3,546
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	(5,605)
Reclassification of a cash flow hedge into earnings, tax	1,349
Unrealized gain on cash flow hedges, tax	(2,444)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	(5,605)	(3,650)	11,176
Reclassification of a cash flow hedge into earnings, tax	1,349
Unrealized gain on cash flow hedges, tax	(2,444)
Other comprehensive income (loss), tax	$ (6,700)	$ (5,458)	$ 3,546